Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Maturities of the Lease Liability Under the Company's Noncancelable Operating Leases

Future maturities of the lease liability under the Company’s noncancelable operating leases at June 30, 2022 are as follows (in thousands):

At June 30, 2022
Remaining 2022 maturities	$313
2023	629
2024	553
2025	383
2026	30
More than 5 years	15
Total undiscounted lease maturities	$1,923
Imputed interest	(151)
Total lease liability	$1,772